Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 14,829	$ 15,919	$ 43,310	$ 54,049	$ 72,186	$ 83,114
General and administrative	6,262	7,066	18,730	26,128	33,248	35,727
Total operating expenses	21,091	22,985	62,040	80,177	105,434	118,841
Gain on asset sale	0	0	83,736	0
Loss on impairment	(1,842)	0	(1,842)	0
(Loss) Income from operations	(22,933)	(22,985)	19,854	(80,177)	(105,434)	(118,841)
Other (expense) income:
Interest income (expense), net	1,407	111	1,160	(544)	(299)	(224)
Other expense, net	(51)	(95)	(72)	(135)	(157)	(61)
Total other income (expense), net	1,356	16	1,088	(679)	(456)	(285)
Net income (loss) and comprehensive income (loss) attributable to common stockholders - basic and diluted	$ (21,577)	$ (22,969)	$ 20,942	$ (80,856)	$ (105,890)	$ (119,126)
Net income (loss) per share applicable to common stockholders basic	$ (0.48)	$ (0.52)	$ 0.47	$ (1.85)	$ (2.42)	$ (2.78)
Net income (loss) per share applicable to common stockholders diluted	$ (0.48)	$ (0.52)	$ 0.47	$ (1.85)	$ (2.42)	$ (2.78)
Weighted-average common shares outstanding basic	44,527,997	43,772,990	44,234,936	43,722,129	43,739,000	42,854,000
Weighted-average common shares outstanding-diluted	44,527,997	43,772,990	44,425,531	43,722,129	43,739,000	42,854,000